Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Dividend income	€ 715	€ 710	€ 568
Financial assets held for trading
Disclosure of financial assets [line items]
Dividend income	556	521	414
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of financial assets [line items]
Dividend income	57	71	68
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Dividend income	€ 102	€ 118	€ 86